SA Columbia Focused Value Portfolio Investment Risks - SA Columbia Focused Value Portfolio	Mar. 31, 2025
Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.
Large Cap Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Large-Cap Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rate of successful smaller companies, particularly during extended periods of economic expansion.
Focused Portfolio Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Focused Portfolio Risk. The Portfolio, because it invests in a limited number of companies, may have more volatility in its net asset value (“NAV”) and is considered to have more risk than a portfolio that invests in a greater number of companies because changes in the value of a single security may have a more significant effect, either negative or positive, on the Portfolio’s NAV. To the extent the Portfolio invests its assets in fewer securities, the Portfolio is subject to greater risk of loss if any of those securities decline in price.
Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As a Portfolio allocates more of its portfolio holdings to a particular sector, the Portfolio’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.
Financials Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Financials Sector Risk. The Portfolio is vulnerable to risks specific to the financials sector, including regulatory changes, decreased liquidity in credit markets, and unstable interest rates. Companies in this sector may have concentrated portfolios, making them susceptible to economic conditions affecting specific industries or sectors. Additionally, their performance can be impacted by competitive pressures, regulatory limitations, and dependency on the availability and cost of capital.
Affiliated Fund Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.
Value Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Value Investing Risk. When investing in securities which are believed to be undervalued in the market, there is a risk that the market may not recognize a security’s intrinsic value for a long period of time, or that a stock judged to be undervalued may actually be appropriately priced.
Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The Portfolio’s share price or the market as a whole can decline for many reasons or be adversely affected by a number of factors, including, without limitation: weakness in the broad market, a particular industry, or specific holdings; adverse social, political, regulatory or economic developments in the United States or abroad; changes in investor psychology; technological disruptions; heavy institutional selling; military confrontations, war, terrorism, sanctions and other armed conflicts; trade wars and similar conflicts; disease/virus outbreaks and epidemics; recessions; taxation and international tax treaties; currency, interest rates and price fluctuations; and other conditions or events. In addition, the adviser’s or a subadviser’s assessment of securities held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.
Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	If the value of the assets of the Portfolio goes down, you could lose money.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.